RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Reclassifications (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Other income, net		$ 62	$ 87	$ 32
Interest expense, net		227	274	308
Total before tax		51	(1,108)	(3,143)
Costs applicable to sales	[1]	6,468	5,435	5,014
Tax		(455)	(1,098)	(704)
Net of tax		369	(233)	(2,791)
Reclassification Out of Accumulated Other Comprehensive Income
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Net of tax		112	33	106
Reclassification Out of Accumulated Other Comprehensive Income | Marketable debt securities adjustments:
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Other income, net		0	0	(5)
Total before tax		0	0	(5)
Tax		0	0	0
Net of tax		0	0	(5)
Reclassification Out of Accumulated Other Comprehensive Income | Pension and other post-retirement benefit adjustments:
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Total before tax		136	31	120
Tax		(29)	(5)	(25)
Net of tax		107	26	95
Reclassification Out of Accumulated Other Comprehensive Income | Amortization
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Other income, net		(1)	27	28
Reclassification Out of Accumulated Other Comprehensive Income | Settlement
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Other income, net		137	4	92
Reclassification Out of Accumulated Other Comprehensive Income | Hedge instruments adjustments:
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Total before tax		6	9	19
Tax		(1)	(2)	(3)
Net of tax		5	7	16
Reclassification Out of Accumulated Other Comprehensive Income | Hedge instruments adjustments: | Interest rate contracts
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Interest expense, net		6	8	17
Reclassification Out of Accumulated Other Comprehensive Income | Hedge instruments adjustments: | Operating cash flow hedges
Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Costs applicable to sales		$ 0	$ 1	$ 2

[1]	Excludes Depreciation and amortization and Reclamation and remediation.